Revenues (Details Narrative)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Percentage of revenue	39.00%	40.00%	48.00%
Brazil [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue	100.00%	100.00%